Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments
Below, the main unrecorded committed amounts as of December 31, 2020:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,476,267	1,379,448	271,242	657,401	3,784,358
Contractual obligations – Investments	3,091,768	3,125,523	1,153,532	172,782	7,543,605
Total	4,568,035	4,504,971	1,424,774	830,183	11,327,963